Note 6 - Intangible Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets	$ 417,884	$ 204,673	$ 1,458,323	$ 392,272
Time Warner Cable [Member] | Backhaul Agreement [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years		3 years
Delos Internet [Member] | Customer Relationships [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years 60 days		4 years 60 days